Segmented information - Company Segment (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) segment	Dec. 31, 2023 USD ($)
Disclosure of operating segments [line items]
Number of reportable segments | segment	4
Total revenue	$ 178,655	$ 151,367
Total expenses	109,649	101,076
Income (loss) before income taxes	69,006	50,291
Adjusted base EBITDA	85,163	71,887
Non-reportable segments
Disclosure of operating segments [line items]
Total revenue	2,018	9,483
Investment losses	2,505	994
Reportable segments | Exchange listed products
Disclosure of operating segments [line items]
Total revenue	112,498	84,713
Total expenses	33,591	10,718
Income (loss) before income taxes	78,907	73,995
Adjusted base EBITDA	81,033	62,303
Reportable segments | Managed equities
Disclosure of operating segments [line items]
Total revenue	39,204	30,180
Total expenses	25,556	26,222
Income (loss) before income taxes	13,648	3,958
Adjusted base EBITDA	7,363	7,756
Reportable segments | Private strategies
Disclosure of operating segments [line items]
Total revenue	27,824	28,183
Total expenses	11,593	15,604
Income (loss) before income taxes	16,231	12,579
Adjusted base EBITDA	12,331	12,361
Reportable segments | Corporate
Disclosure of operating segments [line items]
Total revenue	(384)	(198)
Total expenses	35,078	33,776
Income (loss) before income taxes	(35,462)	(33,974)
Adjusted base EBITDA	(14,098)	(11,047)
Consolidation, elimination and all other segments | Consolidation, elimination and all other segments
Disclosure of operating segments [line items]
Total revenue	(487)	8,489
Total expenses	3,831	14,756
Income (loss) before income taxes	(4,318)	(6,267)
Adjusted base EBITDA	$ (1,466)	$ 514